Loans, Overdrafts and Long-Term Debt	12 Months Ended
Feb. 01, 2014
Loans, Overdrafts and Long-Term Debt

18. Loans, overdrafts and long-term debt

Loans and overdrafts

(in millions)	February 1, 2014	February 2, 2013
Current liabilities – loans and overdrafts
Revolving credit facility	$—	$—
Bank overdrafts	19.3	—

Total loans and overdrafts	$19.3	$—

Revolving credit facility

On May 24, 2011, Signet Jewelers Limited and certain of its subsidiaries as “Borrowers” entered into a $400 million senior unsecured multi-currency five year revolving credit agreement (the “Credit Agreement”) with various financial institutions as the lenders (the “Lenders”), JPMorgan Chase Bank, N.A., as Administrative Agent, Barclays Capital, as Syndication Agent, and JPMorgan Securities LLC and Barclays Capital as the joint lead arrangers. Borrowings under the Credit Agreement may be used for working capital and general corporate purposes. The Company has guaranteed the obligations of the Borrowers under the Credit Agreement and is also directly bound by certain of the covenants contained in the Credit Agreement.

Under the Credit Agreement, the Borrowers are able to borrow from time to time in an aggregate amount up to $400 million, including issuing letters of credit in an aggregate amount at any time outstanding not to exceed $100 million. The Credit Agreement contains an expansion option that, with the consent of the Lenders or the addition of new lenders, and subject to certain conditions, availability under the Credit Agreement may be increased by an additional $200 million at the request of the Borrowers. The Credit Agreement has a five year term and matures in May 2016, at which time all amounts outstanding under the Credit Agreement will be due and payable.

Borrowings under the Credit Agreement bear interest, at the Borrowers’ option, at either a base rate (as defined in the Credit Agreement), or an adjusted LIBOR (a “Eurocurrency Borrowing”), in each case plus an applicable margin rate based on the Company’s “Fixed Charge Coverage Ratio” (as defined in the Credit Agreement). Interest is payable on the last day of each March, June, September and December, or at the end of each interest period for a Eurocurrency Borrowing, but not less often than every three months. Commitment fee rates range from 0.20% to 0.35% based on the Company’s Fixed Charge Coverage Ratio and are payable quarterly in arrears and on the date of termination or expiration of commitments.

The Credit Agreement limits the ability of the Company and certain of its subsidiaries to, among other things and subject to certain baskets and exceptions contained therein, incur debt, create liens on assets, make investments outside of the ordinary course of business, sell assets outside of the ordinary course of business, enter into merger transactions and enter into unrelated businesses. The Credit Agreement permits the making of dividend payments and stock repurchases so long as the Company (i) is not in default under the Credit Agreement, or (ii) if in default at the time of making such dividend payment or stock repurchase, has no loans outstanding under the Credit Agreement or more than $10 million in letters of credit issued under the Credit Agreement. The Credit Agreement also contains various customary representations and warranties, financial reporting requirements and other affirmative and negative covenants. The Credit Agreement requires that the Company maintain at all times a “Leverage Ratio” (as defined in the Credit Agreement) to be no greater than 2.50 to 1.00 and a “Fixed Charge Coverage Ratio” (as defined in the Credit Agreement) to be no less than 1.40 to 1.00, both determined as of the end of each fiscal quarter of the Company for the trailing four quarters. As of February 1, 2014 and February 2, 2013, Signet was in compliance with all debt covenants.

The commitments may be terminated and amounts outstanding under the Credit Agreement may be accelerated upon the occurrence of certain events of default as set forth in the Credit Agreement. These include failure to make principal or interest payments when due, certain insolvency or bankruptcy events affecting the Company or certain of its subsidiaries and breaches of covenants and representations or warranties.

No borrowings were drawn on the facility as of February 1, 2014 and February 2, 2013. Stand-by letters of credit of $10.1 million were drawn on the facility at February 1, 2014 (February 2, 2013: $9.5 million), with no significant intra-period fluctuations.

As of February 1, 2014, there were $19.3 million in overdrafts, which represents issued and outstanding checks where there are no bank balances with the right to offset. There were no overdrafts as of February 2, 2013.

Capitalized fees

Capitalized amendment fees for the Credit Agreement were $2.1 million, with $1.2 million and $0.8 million of accumulated amortization as of February 1, 2014 and February 2, 2013, respectively. In Fiscal 2014, $0.4 million was charged to the income statement (Fiscal 2013: $0.4 million; Fiscal 2012: $1.9 million). In Fiscal 2012, $0.2 million of the capitalized balance was amortized as it related to the 2008 Facility. Following the effectiveness of the new Credit Agreement, the remaining $1.3 million of capitalized fees for the 2008 Facility were written off.